Financial instruments - fair values and risk management - Sensitivity analysis (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments - fair values and risk management
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%			$ (3,938)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%			$ 3,938
Currency risk
Financial instruments - fair values and risk management
Strengthening of USD by 10%	10.00%	10.00%	10.00%
Weakening of USD by 10%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	$ (2,425)	$ (1,833)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	2,425	1,833
Euro | Currency risk
Financial instruments - fair values and risk management
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(2,644)	(1,787)	$ (3,642)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	2,644	1,787	3,642
Russian Ruble | Currency risk
Financial instruments - fair values and risk management
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(9)	(108)	(296)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	9	108	$ 296
Armenian Dram | Currency risk
Financial instruments - fair values and risk management
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	223	68
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	(223)	(68)
Kazakhstani Tenge | Currency risk
Financial instruments - fair values and risk management
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	5	(6)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ (5)	$ 6